Form N-1A Supplement	Jul. 13, 2026
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Value Line Small Cap Opportunities Fund, Inc. (the “Fund”)
Supplement dated July 13, 2026 to
Prospectus dated May 1, 2026, as Amended June 18, 2026 (the “Prospectus”)
The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.
Effective immediately, the following changes are made to the Fund’s Prospectus:
1.
On pages 3 and 48 of the Prospectus, the following two sentences will be revised as indicated (with additions underlined and deletions struck):